Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and due from depository institutions	$ 4,562	$ 4,573
Interest-bearing deposits with other banks	764	2,762
Cash and cash equivalents	5,326	7,335
Investments in available-for-sale securities, at fair value	45,657	48,081
Investments in held-to-maturity securities (fair value of $165,644 as of June 30, 2015 and $143,257 as of June 30, 2014)	164,096	142,176
Federal Home Loan Bank stock, at cost	5,371	5,927
Loans held-for-sale		100
Loans	226,221	232,506
Allowance for loan losses	(2,175)	(2,380)
Net loans	224,046	230,126
Premises and equipment	3,763	4,037
Accrued interest receivable	1,051	1,018
Other real estate owned	3,155	1,549
Goodwill	6,912	6,912
Bank-owned life insurance	9,427	9,150
Deferred tax asset	2,704	2,661
Other assets	2,093	1,967
Total assets	473,601	461,039
Deposits:
Noninterest-bearing	59,854	53,021
Interest-bearing	297,787	294,235
Total deposits	357,641	347,256
Mortgagors' escrow accounts	2,363	2,267
Federal Home Loan Bank advances	56,740	53,500
Securities sold under agreements to repurchase	2,797	4,181
Other liabilities	2,316	2,384
Total liabilities	$ 421,857	$ 409,588
Commitments and Contingencies (Notes 4, 9 and 11)
Stockholders' equity:
Preferred stock, $0.10 par value, 1,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.10 par value, 12,000,000 shares authorized, 6,943,125 shares issued, 6,541,561 shares outstanding at June 30, 2015 and June 30, 2014	$ 694	$ 694
Additional paid-in capital	30,602	30,602
Retained earnings	25,919	25,793
Accumulated other comprehensive loss	(198)	(237)
Unearned ESOP shares	(1,182)	(1,310)
Treasury stock, at cost (401,564 shares at June 30, 2015 and June 30, 2014)	(4,091)	(4,091)
Total stockholders' equity	51,744	51,451
Total liabilities and stockholders' equity	$ 473,601	$ 461,039